Financial risk management - Disclosure of financial instruments by type of interest rate (Details) - Interest rate risk - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ (41,371)	£ (43,607)
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(35,875)	(34,757)
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(835)	(4,099)
Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,695)	(4,810)
Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	34	59
Cash and cash equivalents
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	1,178	559
Cash and cash equivalents | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	131	157
Cash and cash equivalents | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	1,047	402
Cash and cash equivalents | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Cash and cash equivalents | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	5,753	3,699
Financial investments | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	5,719	3,640
Financial investments | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Financial investments | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	34	59
Borrowings
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(47,539)	(47,072)
Borrowings | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(39,847)	(39,948)
Borrowings | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(3,061)	(2,378)
Borrowings | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,631)	(4,746)
Borrowings | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	0	0
Pre-derivative position
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(40,608)	(42,814)
Pre-derivative position | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(39,716)	(39,791)
Pre-derivative position | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	3,705	1,664
Pre-derivative position | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,631)	(4,746)
Pre-derivative position | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	34	59
Derivative effect
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(763)	(793)
Derivative effect | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	3,841	5,034
Derivative effect | Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(4,540)	(5,763)
Derivative effect | Inflation linked
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	(64)	(64)
Derivative effect | Other
Disclosure of financial instruments by type of interest rate [line items]
Risk exposure associated with instruments sharing characteristic	£ 0	£ 0